Reportable Segments ETP Revenue (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenue from External Customer [Line Items]
Revenues	$ 8,899	$ 7,705	$ 7,415	$ 6,083	$ 7,744	$ 8,473	$ 9,423	$ 8,564	$ 30,102	$ 34,204	$ 52,639
External Customers [Member]
Revenue from External Customer [Line Items]
Revenues									8,287	10,527	4,291
Investment In ETP [Member]
Revenue from External Customer [Line Items]
Revenues									21,827	34,292	55,475
Investment In ETP [Member] | Intrastate Transportation And Storage [Member]
Revenue from External Customer [Line Items]
Revenues									2,155	1,912	2,645
Investment In ETP [Member] | Interstate Transportation and Storage [Member]
Revenue from External Customer [Line Items]
Revenues									946	1,008	1,057
Investment In ETP [Member] | Midstream [Member]
Revenue from External Customer [Line Items]
Revenues									2,342	2,607	4,770
Investment In ETP [Member] | NGL and refined products transportation and services [Member]
Revenue from External Customer [Line Items]
Revenues									5,973	4,569	4,746
Investment In ETP [Member] | Crude oil transportation and services [Member]
Revenue from External Customer [Line Items]
Revenues									7,539	8,980	16,904
Investment In ETP [Member] | Other Segments [Member]
Revenue from External Customer [Line Items]
Revenues									2,872	15,216	25,353
Investment In ETP [Member] | External Customers [Member]
Revenue from External Customer [Line Items]
Revenues									21,618	34,156	55,475
Investment In ETP [Member] | Intersegment [Member]
Revenue from External Customer [Line Items]
Revenues									$ 209	$ 136	$ 0